Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 1,710,273	$ 1,276,687	$ 494,847
Cash - restricted	100,000
Accounts receivable, net	657,827	807,906	786,056
Prepaid expenses	85,916	95,775	137,056
Inventories	235,990	380,789	567,677
Total current assets	2,790,006	2,561,157	1,985,636
Property, plant and equipment, net	1,787,737	1,279,057	7,889,207
Other Assets
Deposits	32,035	26,688	80,708
Goodwill	885,295	835,295	835,295
Other intangible assets, net	243,911	169,533	3,461,361
Total other assets	1,161,241	1,031,516	4,377,364
Total assets	5,738,984	4,871,730	14,252,207
Current Liabilities
Accounts payable and accrued expenses	907,864	1,522,037	1,649,361
Due to related parties		34,405	62,500
Contingent acquisition obligation	100,000
Notes payable - current portion	110,794	117,972	121,905
Capital lease obligations - current portion	6,243	9,752	326,656
Total current liabilities	1,124,901	1,684,166	2,160,422
Non-Current Liabilities
Notes payable - non-current portion	186,298		2,971
Capital lease obligations - non-current portion	4,769	10,211	896,422
Total non-current liabilities	191,067	10,211	899,393
Total liabilities	1,315,968	1,694,377	3,059,815
Commitments and Contingencies
Stockholders' Equity
Preferred stock; 40,000,000 shares authorized; $0.0001 par value; no shares issued and outstanding as of September 30, 2016 and December 31, 2015
Common stock, 300,000,000 shares authorized; $0.0001 par value; 119,575,964, 72,472,412 and 58,033,560 shares issued and outstanding as of September 30, 2016, December 31, 2015 and 2014, respectively	11,958	7,248	5,804
Additional paid-in capital	41,509,538	37,720,608	33,284,831
Accumulated deficit	(37,098,480)	(34,550,503)	(22,098,243)
Total stockholders' equity	4,423,016	3,177,353	11,192,392
Total liabilities and stockholders' equity	$ 5,738,984	$ 4,871,730	$ 14,252,207